Income Taxes (Summary Of Temporary Differences Giving Rise To Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Impairment and other reserves		$ 73,947	$ 102,216
Compensation deductible for tax purposes when paid		987	970
State income tax provisions deductible when paid for federal tax purposes		4	3
Effect of book/tax differences for joint ventures		1,002	1,563
Effect of book/tax differences for capitalized interest/general and administrative			891
Other		318	318
AMT credit carryover		2,698	2,698
Unused recognized built-in loss		16,349
Net operating loss		113,314	99,586
Valuation allowance	(120,000)	(200,048)	(202,322)	(125,800)
Deferred tax assets		8,571	5,923
Deferred tax liabilities
Effect of book/tax differences for joint ventures		(5,597)	(5,923)
Effect of book/tax differences for capitalized interest/general and administrative		(2,974)
Deferred tax liabilities		(8,571)	(5,923)
Deferred income taxes